Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Feb. 11, 2021 EUR (€)	Nov. 03, 2014	Apr. 30, 2021	Feb. 28, 2021 EUR (€)	Jan. 31, 2021	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 ILS (₪)	Dec. 31, 2018	Aug. 31, 2016	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Aug. 31, 2021 ILS (₪)	Jun. 30, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 11, 2021 ILS (₪)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of subsidiaries [line items]
Borrowings										€ 218,895									€ 198,169
Repayment of loan and accrued interest										27,587
Capitalized assets										€ 551,147			$ 623,788			€ 551,147			€ 460,172	€ 310,172
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate										5.90%		5.90%	5.90%
Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate										7.00%		7.00%	7.00%
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition										€ 2,472	₪ 8,726
Remaining amount of Acquisition										5,850	20,600
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received						€ 1,418	₪ 5,500
Sheva Mizrakot Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned								33.33%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		25.00%
Agira Sheuva Electra, L.P [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Chashgal Elyon Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Borrowings										100,000		₪ 353,000
Licence period									72 months
Amount paid in land assessment										16,980	66,700
Amount of royalties										2,520	₪ 9,900
Ellomay Pumped Storage [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Standby equity guarantee										3,550		₪ 12,500
Manara PSP [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 350,000																	₪ 1,220,000
Percentage of subsidiary owned				83.333%	75.00%
Capitalized assets										€ 79,092
Period of tariff approval										20 years	20 years
Manara PSP [Member] | Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Additional equity														€ 10,500	₪ 37,000
Manara PSP [Member] | Electra Infrastructure Ltd [Member]
Disclosure of subsidiaries [line items]
Construction period			62 months 15 days
Manara PSP [Member] | Electra Infrastructure Ltd [Member] | Manara Psp Epc Agreement [Member]
Disclosure of subsidiaries [line items]
Aggregate Consideration Payable				€ 332,000													₪ 1,170,000
E.R.Z [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned										33.00%	33.00%
Ortam Sahar Engineering Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		50.00%
Ellomay PS [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 100,000																	353,000
Percentage of subsidiary owned								75.00%
Ellomay PS [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned	16.667%
Standby equity guarantee	€ 3,550																	₪ 12,500